Additional Financial Information of Parent Company - Condensed Balance Sheets (Parenthetical) (Detail) - $ / shares	Dec. 31, 2023	Dec. 31, 2022
Common Class A [Member]
Common stock par or stated value per share	$ 0.00001	$ 0.00001
Common stock, shares authorized	40,000,000,000	40,000,000,000
Common Stock, Shares, Issued	19,021,152,078	18,919,468,156
Common Stock, Shares, Outstanding	18,767,309,958	18,919,468,156
Common Class B [Member]
Common stock par or stated value per share	$ 0.00001	$ 0.00001
Common stock, shares authorized	10,000,000,000	10,000,000,000
Common Stock, Shares, Issued	2,131,865,628	2,317,044,668
Common Stock, Shares, Outstanding	2,131,865,628	2,317,044,668
Parent Company [Member] | Common Class A [Member]
Common stock par or stated value per share	$ 0.00001	$ 0.00001
Common stock, shares authorized	40,000,000,000	40,000,000,000
Common Stock, Shares, Issued	19,021,152,078	18,919,468,156
Common Stock, Shares, Outstanding	18,767,309,958	18,919,468,156
Parent Company [Member] | Common Class B [Member]
Common stock par or stated value per share	$ 0.00001	$ 0.00001
Common stock, shares authorized	10,000,000,000	10,000,000,000
Common Stock, Shares, Issued	2,131,865,628	2,317,044,668
Common Stock, Shares, Outstanding	2,131,865,628	2,317,044,668